Subsequent event (Details Textual) (USD $)	1 Months Ended				9 Months Ended		12 Months Ended
	Oct. 31, 2012	Aug. 31, 2012	Jul. 31, 2012	Jan. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 04, 2012
Purchase Price Of Shares and Warrants	$ 376,500
Common Stock Exercise Price	$ 0.15			$ 0.30
Stock Issued During Period, Shares, New Issues	3,765,000	8,287,500	17,316,250	5,633,344
Warrant Issued For Purchase Of Common Stock	4,141,500						5,633,344
Proceeds from issuance of common stock and warrants, net of issuance costs of $265	331,196,000			498,000	2,296,000	0		2,436,000	0
Line of Credit Facility, Maximum Borrowing Capacity										700,000
Debt Instrument, Face Amount										700,000
Line of Credit Facility, Description	Amounts borrowed under the Credit Facility will not bear interest (except in the case of an event of default, in which case all amounts borrowed, together with all fees, expenses and other amounts due, shall bear interest at the default rate of 8% per annum). Upon maturity of the Note, the Company will be charged a commitment fee equal to 10% of the aggregate principal amount borrowed under the Credit Facility. The Credit Facility expires, and all amounts due under the Note, together with all commitment fees incurred under the Loan Agreement, will become due and payable, on the earlier of (i) March 4, 2013 or (ii) the date on which the Company first draws against an irrevocable documentary letter of credit that has been issued for the Company''s benefit in connection with the Project. The Company may repay the Note in whole or in part, at any time without premium or penalty
Common Stock Exercise Price1	$ 0.10			$ 0.10
Warrant Issued For Purchase Of Common Stock 1	$ 376,500
Common Stock Exercise Price Revised				$ 0.095